Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
GBM Agile deposit	$ 0	$ 3,756
Trade and other receivables	98	3,897
Non-current assets:
Trade and other non-current receivables	40	40
Credit Card Deposit [Member]
Non-current assets:
Trade and other non-current receivables	40	40
Deposits held [member]
Disclosure of financial assets [line items]
Other current receivables	8	8
GST receivable [Member]
Disclosure of financial assets [line items]
Other current receivables	$ 90	$ 133